Equity affiliates, other investments and related parties - Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Joint Ventures
Non-current assets	$ 188,916	$ 184,125	$ 178,140
Cash and cash equivalents	25,844	27,263	33,026	$ 21,342
TOTAL ASSETS	285,487	283,654	303,864
Shareholders' equity - TotalEnergies share	117,858	116,753	111,724
Shareholder's equity - Non controlling interests	2,397	2,700	2,846
Non-current financial debt	43,533	40,478	45,264
Current financial debts	10,024	9,590	15,502
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	285,487	283,654	303,864
Revenues from sales	195,610	218,945	263,310
Income taxes	(10,775)	(13,301)	(22,242)
Net income	16,031	21,510	21,044
Non-controlling interests	273	126	518
Other comprehensive income	834	1,107	(3,109)
Equity value	27,872	25,895	24,156
Profit/(loss)	1,575	1,845	(1,892)
Share of other comprehensive income, net amount	(246)	(208)	3,497
Goodwill	$ 11,265	9,951
GIP III Zephyr Holdings, LLC | Clearway Energy LLC
Joint Ventures
Proportion of ownership interest in subsidiary	42.00%
Integrated LNG
Joint Ventures
Goodwill	$ 3,304	2,857
Integrated Power
Joint Ventures
Goodwill	4,360	3,666
Refining & Chemicals
Joint Ventures
Goodwill	643	538
Liquefaction entities | Integrated LNG
Joint Ventures
Non-current assets	59,764	62,461	65,293
Current assets excluding cash and cash equivalents	5,390	2,832	2,630
Cash and cash equivalents	5,184	4,690	4,375
TOTAL ASSETS	70,338	69,983	72,298
Shareholders' equity - TotalEnergies share	25,231	20,438	17,455
Other non-current liabilities	11,822	10,399	10,785
Non-current financial debt	29,565	36,144	41,452
Other current liabilities	1,707	3,002	2,606
Current financial debts	2,013
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	70,338	69,983	72,298
Revenues from sales	17,212	17,605	24,701
Depreciation and depletion of tangible assets and mineral interests	(2,899)	(2,700)	(2,814)
Interest income	55	32	17
Interest expense	(2,901)	(3,146)	(2,453)
Income taxes	(2,656)	(1,798)	(2,804)
Net income	4,986	5,122	12,791
Other comprehensive income	(76)	(52)	526
Equity value	5,996	4,941	4,315
Including goodwill and identifiable assets	392	430	465
Profit/(loss)	1,061	1,058	2,616
Share of other comprehensive income, net amount	(20)	(14)	137
Dividends paid to TotalEnergies	37	418	1,166
Yamal LNG
Joint Ventures
Equity value	$ 5,200
Yamal LNG | Integrated LNG
Joint Ventures
% owned	20.02%
Ichthys LNG PTY Limited | Integrated LNG
Joint Ventures
% owned	26.00%
Marsa LNG LLC | Integrated LNG
Joint Ventures
% owned	80.00%
GIP III Zephyr Holdings, LLC | Integrated Power
Joint Ventures
Non-current assets	$ 14,258	13,111	12,406
Current assets excluding cash and cash equivalents	366	375	370
Cash and cash equivalents	813	1,313	1,116
TOTAL ASSETS	15,437	14,799	13,892
Shareholders' equity - TotalEnergies share	539	604	296
Shareholder's equity - Non controlling interests	2,756	1,912	2,548
Other non-current liabilities	1,645	1,460	1,285
Non-current financial debt	9,538	9,598	8,808
Other current liabilities	380	414	496
Current financial debts	579	811	459
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	15,437	14,799	13,892
Revenues from sales	1,609	1,452	351
Depreciation and depletion of tangible assets and mineral interests	(490)	(460)	(129)
Interest income	37	40	5
Interest expense	(357)	(315)	(95)
Income taxes	(15)
Net income	135	83	(36)
Non-controlling interests	$ 180	(126)	$ 219
Other comprehensive income		$ (2)
% owned	50.00%	50.00%	50.00%
Equity value	$ 2,241	$ 2,283	$ 2,356
Including goodwill and identifiable assets	1,971	1,981	2,208
Profit/(loss)	58	29	(18)
Share of other comprehensive income, net amount		(1)
Dividends paid to TotalEnergies	100	100	46
Goodwill	1,755
Hanwha TotalEnergies Petrochemical Co | Refining & Chemicals
Joint Ventures
Non-current assets	3,373	3,959	4,113
Current assets excluding cash and cash equivalents	1,530	2,089	2,326
Cash and cash equivalents	348	113	82
TOTAL ASSETS	5,251	6,161	6,521
Shareholders' equity - TotalEnergies share	2,467	2,963	3,146
Other non-current liabilities	148	174	180
Non-current financial debt	1,017	858	1,220
Other current liabilities	873	1,137	1,117
Current financial debts	746	1,029	858
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	5,251	6,161	6,521
Revenues from sales	8,616	8,754	10,824
Depreciation and depletion of tangible assets and mineral interests	(278)	(281)	(289)
Interest expense	(80)	(67)	(47)
Income taxes	(8)	10	(65)
Net income	(136)	(28)	123
Other comprehensive income	$ (361)	$ (105)	$ (189)
% owned	50.00%	50.00%	50.00%
Equity value	$ 1,234	$ 1,482	$ 1,573
Profit/(loss)	(68)	(14)	62
Share of other comprehensive income, net amount	$ (176)	(69)	(59)
Dividends paid to TotalEnergies		$ 25	$ 162